EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Document Period End Date	Dec. 31, 2018
Own-share Lending Arrangement, Shares, Total Authorised for share lending arrangement	7,000,000
Basic earnings per share (in dollars per share)	$ 0.70	$ 1.06	$ 1.57
Basic earnings per share:
Net income available to stockholders	$ 73,622	$ 101,209	$ 146,406
Diluted earnings per share:
Interest on Convertible Debt, Net of Tax	123	4,511	15,310
Net income available to stockholders, diluted	$ 73,745	$ 105,720	$ 161,716
Basic earnings per share:
Weighted average number of common shares outstanding	105,898,000	95,597,000	93,497,000
Diluted earnings per share:
Weighted average number of common shares outstanding	105,898,000	95,597,000	93,497,000
Effect of dilutive share options	59,000	26,000	0
Effect of dilutive convertible bonds	1,649,000	7,277,000	14,543,000
Weighted average number of diluted common shares outstanding	107,606,000	102,900,000	108,040,000
Diluted earnings per share (in dollars per share)	$ 0.69	$ 1.03	$ 1.50